Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2018	2017	2018	2017
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$374	$90	$34,695	$22,036
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	-	263	-	13,169
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(196)	(921)	54,425	65,668
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(628)	-	41,303	-

		$(450)	$(568)	$130,423	$100,873